Fair value measurements (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable securities	$ 6,757,000		$ 9,619,000
Derivative liabilities	6,521,000	$ 40,400,000	0	$ 750,000
Level 1 [Member]
Marketable securities	6,757,000		9,619,000
Level 2 [Member]
Derivative liabilities	6,521,000		0
Level 3 [Member]
Contingent consideration	$ 0		$ 0